Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income / (loss)	$ 24,490	$ (68,521)	$ (105,865)
Adjustments to reconcile net income / (loss) to net cash flows from operating activities:
Net loss attributable to redeemable non-controlling interest	0	0	1,237
Unrealized foreign currency loss	50,068	11,937	3,310
Changes in fair value of earnout liability	1,598	(2,113)	(841)
Changes in seller indemnification	(1,598)	2,113	841
Loss / (gain) from equity investments	1,060	164	(342)
Depreciation expense	8,535	7,018	6,917
Amortization expense	27,975	28,985	27,288
Impairment of long-lived assets and goodwill	0	0	5,106
Other operating expense, net	4,546	0	0
Stock-based compensation expense	3,454	7,292	12,338
Amortization of lease right-of-use assets	6,930	5,095	5,319
Interest and penalties	4,207	2,428	1,263
Income tax (benefit) / expense	(14,143)	11,981	(12,625)
Allowance for credit expected losses	12,044	12,747	3,238
Provision for contingencies	1,795	18,060	3,862
Changes in assets and liabilities, net of non-cash transactions:
Increase in trade accounts receivable, net of credit expected loss	(70,196)	(16,690)	(63,003)
Increase in loans receivable, net of allowance	(7,137)	(10,179)	(6,462)
(Increase) / Decrease in related party receivable	(8,440)	9,610	(12,138)
(Increase) / Decrease in other assets and prepaid expenses	(47,719)	28,069	(14,045)
Increase in accounts payable and accrued expenses	7,250	4,398	21,631
Increase in travel accounts payable	61,945	837	44,544
Increase / (Decrease) in other liabilities	2,750	(750)	29,372
Decrease in contingent liabilities	(22,052)	(22,587)	(1,577)
Increase in related party payable	50,243	1,900	15,418
Decrease in lease liabilities	(7,647)	(4,589)	(5,792)
Increase in deferred revenue	12,772	9,497	4,534
Net cash flows provided by / (used in) operating activities	102,730	36,702	(36,472)
Cash flows from investing activities:
Origination of loans receivable	(21,048)	(17,562)	(2,169)
Collection of loans receivable	9,456	7,289	433
Payments for acquired business, net of cash acquired	0	(7,019)	(5,750)
Payment for other assets	0	(3,190)	0
Acquisition of property and equipment	(9,820)	(4,288)	(2,368)
Capital expenditures, including internal-use software and website development	(31,146)	(26,372)	(18,823)
Net cash flows used in investing activities	(52,558)	(51,142)	(28,677)
Cash flows from financing activities:
Net increase / (decrease) of short-term debt	4,725	(57)	(178)
Proceeds from issuance of short-term debt	29,145	31,572	17,034
Payment of short-term debt	(33,277)	(26,970)	(9,803)
Proceeds from issuance of long-term debt	0	0	3,943
Payment of long-term debt	(6,168)	(4,156)	(2,913)
Payment of promissory notes of Best Days acquisition	(16,648)	0	0
Purchase of treasury stock	0	(10,000)	0
Payments of debenture issuance by securitization program	(5,789)	0	0
Payments of expenses related to preferred shares and warrants	0	0	(170)
Payments for acquired non-controlling interest	0	(3,200)	0
Collect on debenture issuance by securitization program	7,534	4,545	0
Exercise of stock-based awards	4	340	889
Payment of dividends to stockholders Series A and Series B convertible preferred shares	(17,750)	(17,375)	(9,972)
Net cash flows used in financing activities	(38,224)	(25,301)	(1,170)
Effect of exchange rate changes on cash and cash equivalents	(6,205)	5,564	(4,943)
Net increase / (decrease) in cash and cash equivalents	5,743	(34,177)	(71,262)
Cash and cash equivalents and restricted cash as of beginning of the year	245,046	279,223	350,485
Cash and cash equivalents and restricted cash as of end of the year	250,789	245,046	279,223
Supplemental cash flow information
Cash paid for income tax	17,347	8,550	2,455
Interest paid	43,411	8,484	5,161
Conciliation of Cash and cash equivalents:
Total cash and cash equivalents and restricted cash as shown in our consolidated statements of cash flows	250,789	245,046	$ 279,223
Cash and cash equivalents related to business classified as held for sale (Note 32)	9,335
Cash and cash equivalents as of end of the year, net of business held for sale	$ 245,046	$ 279,223